Consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Cash and cash equivalents	$ 49,805	$ 44,106
Fees receivable	13,183	21,581
Short-term investments	6,133	9,475
Other assets	6,793	9,196
Income taxes recoverable	1,613	948
Total current assets	77,527	85,306
Non-current
Co-investments	68,765	82,467
Other assets	12,433	16,118
Property and equipment, net	16,479	16,611
Intangible assets	170,061	155,968
Goodwill	19,149	19,149
Deferred income taxes	1,459	1,729
Total non-current assets	288,346	292,042
Total assets	365,873	377,348
Current
Accounts payable and accrued liabilities	9,362	29,702
Compensation payable	15,751	15,192
Income taxes payable	3,005	2,347
Total current liabilities	28,118	47,241
Non-current
Other accrued liabilities	8,280	17,379
Loan facility	29,769	16,994
Deferred income taxes	8,487	4,751
Total liabilities	74,654	86,365
Shareholders' equity
Capital stock	417,425	417,758
Contributed surplus	35,357	43,309
Deficit	(97,006)	(104,484)
Accumulated other comprehensive loss	(64,557)	(65,600)
Total shareholders' equity	291,219	290,983
Total liabilities and shareholders' equity	365,873	377,348
Commitments and provisions